Commitments (Details Narrative) 10K - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Payment for license cost		$ 10,000		$ 10,000
Percentage of royalties revenue		2.00%		2.00%
License revenue				$ 0	$ 0
License payable	$ 20,000	$ 20,000		20,000	20,000
Employee settlement	$ 50,000	$ 50,000		50,000	50,000
Royalty revenue				$ 0	$ 0